Income Taxes - Schedule of Benefit from Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025
Current income taxes:
U.S. Federal
U.S. State & local (net)
Foreign (Hong Kong)	644,075		1,728,035
Total current	644,075		1,728,035
Deferred income taxes:
U.S. Federal
U.S. State & local (net)
Foreign (Hong Kong)
Total deferred
Income tax expenses	$ 644,075	$ 375,933	$ 1,728,035	$ 1,086,375